Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions and Divestitures
Schedule of assets held for sale and liabilities associated with assets held for sale

Assets held for sale and liabilities associated with assets held for sale as presented on the company’s consolidated balance sheet at December 31, 2025 were comprised of the assets and liabilities of the Eurolife Life Operations as follows:

			As presented on the
	Eurolife Life	Consolidation	consolidated
	Operations	adjustments(1)	balance sheet
Assets held for sale:
Portfolio investments(2)	2,338.8	(675.2)	1,663.6
Reinsurance contract assets held	5.5	—	5.5
Deferred income tax assets	0.9	—	0.9
Goodwill and intangible assets	9.0	—	9.0
Other assets	2,158.2	(391.3)	1,766.9
	4,512.4	(1,066.5)	3,445.9

Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	142.0	(34.5)	107.5
Derivative obligations	—	—	—
Deferred income tax liabilities	83.6	—	83.6
Insurance contract payables	643.7	—	643.7
Insurance contract liabilities	2,803.3	—	2,803.3
	3,672.6	(34.5)	3,638.1
(1)	Primarily reflects portfolio investments held through various investment funds which Fairfax will continue to consolidate after closing of the proposed sale, certain investments which are expected to be retained by Fairfax and investments in Fairfax subsidiaries.
(2)	Includes cash and cash equivalents of $104.6. See note 25.

Schedule of fair value of assets acquired and liabilities assumed

The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above are summarized in the table that follows.

	Sleep Country(1)	Meadow Foods(1)	Peak Achievement	Total
Acquisition date	October 1, 2024	November 29, 2024	December 20, 2024
Percentage equity interest in acquiree	100.0%	93.2%	100.0%

Assets:
Portfolio investments(2)	27.9	12.5	64.1	104.5
Deferred income tax assets	16.7	—	0.3	17.0
Goodwill and intangible assets(3)	969.9	553.8	714.0	2,237.7
Other assets(4)	455.9	204.0	332.0	991.9
Total assets	1,470.4	770.3	1,110.4	3,351.1

Liabilities:
Accounts payable and accrued liabilities(5)	382.0	107.5	194.7	684.2
Deferred income tax liabilities	77.2	89.8	68.3	235.3
Borrowings - non-insurance companies(6)	130.6	239.5	82.4	452.5
Total liabilities	589.8	436.8	345.4	1,372.0
Non-controlling interests	—	0.4	—	0.4
Purchase consideration(6)	880.6	333.1	765.0	1,978.7
	1,470.4	770.3	1,110.4	3,351.1
(1)	Amounts translated into U.S. dollars at the acquisition date.
(2)	Portfolio investments include subsidiary cash and cash equivalents of $100.7.
(3)	Comprised of goodwill of $547.6 and intangible assets of $422.3 (primarily brand names of $365.4) at Sleep Country, goodwill of $271.0 and intangible assets of $443.0 (primarily brand names of $342.6) at Peak Achievement, and goodwill of $226.8 and intangible assets of $327.0 (primarily customer relationships of $241.1) at Meadow Foods.
(4)	Primarily comprised of premises and equipment and right-of-use assets of $311.0 and inventory of $94.5 at Sleep Country, non-insurance revenue receivables of $116.0 and inventory of $133.7 at Peak Achievement, and premises and equipment and right-of-use assets of $85.9 and non - insurance revenue receivables of $78.1 at Meadow Foods.
(5)	Primarily comprised of lease liabilities of $226.3 and payables related to costs of sales of $108.8 at Sleep Country, and payables related to costs of sales of $78.8 at Meadow Foods.
(6)	Borrowings - non-insurance companies excludes the new borrowings described above that were drawn by the newly formed purchasing entities which amalgamated with Sleep Country and Peak Achievement upon close of the respective transactions. The new borrowings included in the respective purchase consideration, together with the borrowings assumed on the acquisitions, are included in Borrowings - non insurance companies on the consolidated balance sheet at December 31, 2024. See note 15 for details.